Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
China income tax rate	25.00%	25.00%	25.00%
IPO costs	0.00%	0.00%	7.70%
PRC - non-deductible expense	(0.30%)	(1.70%)	(1.70%)
Valuation allowance	(18.40%)
Cayman - non-deductible expense-consulting fee	(5.50%)	(8.10%)	(9.60%)
Cayman - non-deductible expense-external service fee	(9.90%)	(3.70%)	0.00%
Effective tax rate	(9.10%)	11.50%	21.40%